Leasing Arrangements – Lessee - Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 3,872,275	$ 5,182,528
Depreciation expenses	1,030,422	987,745	$ 865,790
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	3,859,294	5,170,274
Depreciation expenses	1,024,008	982,126	862,258
Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	12,981	12,254
Depreciation expenses	$ 6,414	$ 5,619	$ 3,532